Other non-financial assets	12 Months Ended
Dec. 31, 2019
Other non financial assets [Abstract]
Disclosure Of Other Non Financial Assets Explanatory [Text Block]
Note 9
Other non-financial assets

The Company maintained the following other non-financial assets:

	As of December 31, 2019		As of December 31, 2018
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Insurances paid	3,709,267	1,701	3,565,768	-
Advertising	8,940,821	5,372,024	7,976,638	3,173,523
Advances to suppliers	7,548,987	-	4,695,341	-
Prepaid expenses	1,068,339	1,510,785	1,685,096	1,705,693
Total advances	21,267,414	6,884,510	17,922,843	4,879,216
Guarantees paid	30,592	139,742	62,316	106,571
Consumables	481,494	-	393,234	-
Dividends receivable	614,591	-	423,994	-
Other	1,500	18,045	59,027	21,363
Total other assets	1,128,177	157,787	938,571	127,934
Total	22,395,591	7,042,297	18,861,414	5,007,150

Nature of each non-financial asset:

a)	Insurances paid: Annual payments for insurances policies are included, which are capitalized and then amortized according the term of the contract.

b)
Advertising
: Corresponds to advertising and promotion contracts related to customers and advertising service providers, that promote our brands which are capitalized and then amortized according the term of the contract.

c)	Advances to suppliers : Payments made to suppliers mainly for assets constructions and purchases of property, plants and equipments.

d)	Prepaid expenses : Services paid in advance that give entitlement to benefits usually for a period of 12 months, they are reflected against result as they are accrued.

e)	Guarantees paid: It is the initial payment for the lease of goods required by the lessor to ensure compliance with the conditions stipulated in the contract.

f)	Materials to be consumed: Under this item are mainly included security supplies, clothing or supplies to be used in administrative offices, such as: eyeglasses, gloves, masks, aprons, etc.

g)	Dividends receivable : Dividends receivable from associates and joint ventures.